Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 2,511	$ 2,512	$ 2,529
U.S.
Segment Reporting Information [Line Items]
Total revenue	1,176	1,199	1,237
Italy
Segment Reporting Information [Line Items]
Total revenue	1,018	968	934
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	195	199	208
All other
Segment Reporting Information [Line Items]
Total revenue	$ 123	$ 146	$ 150